Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                       Suite 301
                       Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:            Managing Director
Phone:         908-273-5085 x209

Signature               City     State     and Date of Signing:
Susan E. Boyd          	Summit,  NJ        5-9
-2012
--------------------    ----------------   ---------------
Signature               City     State     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   250
Form 13F Information Table Value Total: $314,929 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 3/31/2012

								Market			SH/	Investment	Other	Voting Authority
Issuer				Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 		CL A		084670108	100		122	SH	Sole		None	122	0	0
A.O. Smith Corporation		COM		831865209	9195		413	SH	Sole		None	413	0	0
Amerigroup Corp			COM		03073T102	100		7	SH	Sole		None	7	0	0
Abbott Laboratories		COM		002824100	2600		159	SH	Sole		None	159	0	0
Accenture Ltd.			SHS Cl A	G1151C101	500		32	SH	Sole		None	32	0	0
Actuant Corp			CL A New	00508X203	157870		4577	SH	Sole		None	4577	0	0
Agilent Technologies 		COM		00846U101	900		40	SH	Sole		None	40	0	0
Air Products&Chemicals		COM		009158106	40785		3744	SH	Sole		None	3744	0	0
Airgas, Inc.			COM		009363102	34465		3066	SH	Sole		None	3066	0	0
Alexander & Baldwin		COM		014482103	100735		4881	SH	Sole		None	4881	0	0
Alleghany Corp.			COM		017175100	4229		1392	SH	Sole		None	1392	0	0
Ameresco Inc.			CL A		02361E108	2850		39	SH	Sole		None	39	0	0
American Intl Group		COM New		026874784	1873		58	SH	Sole		None	58	0	0
American States Water 		COM		029899101	1200		43	SH	Sole		None	43	0	0
Anadarko Petroleum Corp		COM		032511107	845		66	SH	Sole		None	66	0	0
Apache Corp			COM		037411105	300		30	SH	Sole		None	30	0	0
Apollo Group, Inc.		CL A		037604105	7310		282	SH	Sole		None	282	0	0
Apple, Inc.			COM		037833100	13703		8216	SH	Sole		None	8216	0	0
Ares Capital Corp		COM		04010L103	189059		3091	SH	Sole		None	3091	0	0
Arthur J. Gallagher&Co		COM		363576109	121447		4341	SH	Sole		None	4341	0	0
AstraZeneca Plc Sp ADR		Sp ADR		046353108	14820		659	SH	Sole		None	659	0	0
Atlas Pipeline Ptnrs		Unit LP Int	049392103	16875		597	SH	Sole		None	597	0	0
BHP Billiton Ltd		Spons  ADR	088606108	5560		403	SH	Sole		None	403	0	0
BRF-Brasil Foods SA		Spons  ADR	10552T107	36240		725	SH	Sole		None	725	0	0
Ball Corp			COM		058498106	118226		5070	SH	Sole		None	5070	0	0
Barrick Gold Corp		COM		067901108	8350		363	SH	Sole		None	363	0	0
Baytex Energy Corp		Trust Unit	073176109	72177		3743	SH	Sole		None	3743	0	0
Berkshire Hathaway 		CL B New	084670702	850		69	SH	Sole		None	69	0	0
BlackRock Kelso Capital 	COM 		092533108	15200		149	SH	Sole		None	149	0	0
BorgWarner Inc. 		COM 		099724106	8235		695	SH	Sole		None	695	0	0
Brookfield Asset Mgmt		CLALimVShs	112585104	144070		4548	SH	Sole		None	4548	0	0
Brookfield Infrastruct		LP Int Ut	G16252101	26080		824	SH	Sole		None	824	0	0
Brookfield Properties 		COM		112900105	260955		4554	SH	Sole		None	4554	0	0
Brookfield Residential		COM		11283W104	443049		4687	SH	Sole		None	4687	0	0
CVS Corp			COM		126650100	51655		2314	SH	Sole		None	2314	0	0
Canadian Natural Res		COM		136385101	11180		371	SH	Sole		None	371	0	0
Carbo Ceramics Inc.		COM		140781105	3167		334	SH	Sole		None	334	0	0
Caterpillar Inc			COM		149123101	29246		3115	SH	Sole		None	3115	0	0
Celgene Corporation		COM		151020104	1593		123	SH	Sole		None	123	0	0
Centurylink, Inc.		COM		156700106	4700		182	SH	Sole		None	182	0	0
Chevron Corporation		COM		166764100	500		54	SH	Sole		None	54	0	0
Chimera Investment Corp		COM		16934Q109	260327		737	SH	Sole		None	737	0	0
China Mobile HK Ltd 		Spons ADR	16941M109	23700		1305	SH	Sole		None	1305	0	0
Chubb Corp			COM		171232101	1100		76	SH	Sole		None	76	0	0
Cisco Systems Inc		COM		17275R102	1800		38	SH	Sole		None	38	0	0
Citigroup Inc			COM		172967101	72067		2634	SH	Sole		None	2634	0	0
Clean Energy Fuels Corp		COM		184499101	900		19	SH	Sole		None	19	0	0
Coach, Inc.			COM		189754104	29647		2291	SH	Sole		None	2291	0	0
Coca-Cola Co			COM		191216100	400		30	SH	Sole		None	30	0	0
Colgate-Palmolive Co		COM		194162103	621		61	SH	Sole		None	61	0	0
CompParanaense deEnergia	SpADRpf		20441B407	370		9	SH	Sole		None	9	0	0
Comp Cervecerias Unidas 	Sp ADR		204429104	1155		91	SH	Sole		None	91	0	0
Compass Minerals Intl		COM		20451N101	65940		4731	SH	Sole		None	4731	0	0
Corning Inc.			COM		219350105	33445		471	SH	Sole		None	471	0	0
Costco Wholesale Corp		COM		22160K105	6552		595	SH	Sole		None	595	0	0
Covidien PLC			SHS		G2554F105	500		27	SH	Sole		None	27	0	0
Credicorp Limited		COM		G2519Y108	3542		467	SH	Sole		None	467	0	0
Crexus Investment Corp.		COM		226553105	185781		1921	SH	Sole		None	1921	0	0
Cummins, Inc. 			COM		231021106	8675		1041	SH	Sole		None	1041	0	0
DIRECTV 			COM Cl A	25490A101	1400		69	SH	Sole		None	69	0	0
Danaher Corp			COM		235851102	9420		528	SH	Sole		None	528	0	0
Deere & Company			COM		244199105	34040		2754	SH	Sole		None	2754	0	0
Delta Air Lines Inc.		COM		247361702	47950		475	SH	Sole		None	475	0	0
Devon Energy Corp		COM		25179M103	23560		1676	SH	Sole		None	1676	0	0
Discovery Comms			COM Ser A	25470F104	1000		51	SH	Sole		None	51	0	0
Dominion Resources Inc		COM		25746U109	600		31	SH	Sole		None	31	0	0
Duke Energy Corp		COM		26441C105	800		17	SH	Sole		None	17	0	0
EMC Corporation			COM		268648102	135358		4044	SH	Sole		None	4044	0	0
Eaton Corporation		COM		278058102	47740		2379	SH	Sole		None	2379	0	0
El Paso Corp			COM		28336L109	108640		3210	SH	Sole		None	3210	0	0
Elster Group SE 		SpADR		290348101	1250		20	SH	Sole		None	20	0	0
Embotelladora Andina SA		ADR B		29081P303	126446		4252	SH	Sole		None	4252	0	0
Energy Transfer Equity		COMULTDP	29273V100	50065		2018	SH	Sole		None	2018	0	0
Energy Transfer Ptrs		UtLTDPtn	29273R109	26085		1224	SH	Sole		None	1224	0	0
Enterprise Products Ptr		COM		293792107	41778		2109	SH	Sole		None	2109	0	0
Equity Residential 		SH Ben Int	29476L107	800		50	SH	Sole		None	50	0	0
Exelis Inc 			COM		30162A108	171017		2141	SH	Sole		None	2141	0	0
Exxon Mobil Corp		COM		30231G102	53845		4670	SH	Sole		None	4670	0	0
Fluor Corporation		COM		343412102	9740		585	SH	Sole		None	585	0	0
FomentoEconMexicano 		Sp ADR Ut	344419106	57202		4706	SH	Sole		None	4706	0	0
Ford Motor Co.			COM Par		345370860	15563		194	SH	Sole		None	194	0	0
Freeport-McMoRan 		COM		35671D857	158835		6042	SH	Sole		None	6042	0	0
Fuel Tech, Inc.			COM		359523107	1300		7	SH	Sole		None	7	0	0
GameStop			CL A		36467W109	8800		192	SH	Sole		None	192	0	0
General Cable Corp		COM		369300108	1475		43	SH	Sole		None	43	0	0
General Electric 		COM		369604103	135300		2715	SH	Sole		None	2715	0	0
Genuine Parts Co		COM		372460105	68420		4293	SH	Sole		None	4293	0	0
Gilead Sciences, Inc.		COM		375558103	41568		2031	SH	Sole		None	2031	0	0
Goldman Sachs Gr Inc		COM		38141G104	640		80	SH	Sole		None	80	0	0
Google Inc. 			CL A		38259P508	6455		4139	SH	Sole		None	4139	0	0
Greenlight Capital Re 		CL A		G4095J109	38300		943	SH	Sole		None	943	0	0
H. J. Heinz Company		COM		423074103	2850		153	SH	Sole		None	153	0	0
HDFC Bank Ltd			ADRReps3Sh	40415F101	13595		464	SH	Sole		None	464	0	0
HSBC Holdings Plc 		SpADRnew	404280406	33140		1471	SH	Sole		None	1471	0	0
Halliburton Co			COM		406216101	1100		37	SH	Sole		None	37	0	0
Hewlett-Packard Co		COM		428236103	26845		640	SH	Sole		None	640	0	0
Home Depot Inc			COM		437076102	51905		2611	SH	Sole		None	2611	0	0
Home Inns & Hotels Mgmt		SpADR		43713W107	38160		973	SH	Sole		None	973	0	0
Honeywell Intl.			COM		438516106	300		18	SH	Sole		None	18	0	0
Howard Hughes Corp		COM		44267D107	82535		5272	SH	Sole		None	5272	0	0
Hubbell Inc.			CL B		443510201	39265		3085	SH	Sole		None	3085	0	0
ITT Corp			COM		450911102	92190		2115	SH	Sole		None	2115	0	0
Illinois Tool Works 		COM		452308109	511		29	SH	Sole		None	29	0	0
Inergy LP			Unit LTD Ptn	456615103	300		5	SH	Sole		None	5	0	0
Int'l Bus Machines		COM		459200101	14180		2959	SH	Sole		None	2959	0	0
Interface Inc.			CL A		458665106	1200		17	SH	Sole		None	17	0	0
Intuitive Surgical		COM new		46120E602	50		27	SH	Sole		None	27	0	0
Johnson & Johnson		COM		478160104	16960		1119	SH	Sole		None	1119	0	0
Johnson Controls Inc		COM		478366107	24750		804	SH	Sole		None	804	0	0
Kimberly-Clark Corp		COM		494368103	200		15	SH	Sole		None	15	0	0
Kinder Morgan Energy 		Ut LTD Ptn	494550106	8498		703	SH	Sole		None	703	0	0
Kinder Morgan Inc.		COM		49456B101	3940		152	SH	Sole		None	152	0	0
Kindred Healthcare Inc		COM		494580103	471		4	SH	Sole		None	4	0	0
Laboratory Corp America		COM		50540R409	800		73	SH	Sole		None	73	0	0
Lear Corporation 		COM New		521865204	7545		351	SH	Sole		None	351	0	0
Life Technologies Corp.		COM		53217V109	92187		4501	SH	Sole		None	4501	0	0
Linn Energy LLC			Unit LTD Liab	536020100	11050		422	SH	Sole		None	422	0	0
Littlefuse, Inc.		COM		537008104	52858		3314	SH	Sole		None	3314	0	0
Lowes Cos. Inc.			COM		548661107	7225		227	SH	Sole		None	227	0	0
MacquarieInfrastructure		Memb Int	55608B105	750		25	SH	Sole		None	25	0	0
Magellan Midstream Ptr		COM Ut RPLP	559080106	37752		2731	SH	Sole		None	2731	0	0
Maxwell Technologies		COM		577767106	400		7	SH	Sole		None	7	0	0
McDonald's Corp			COM		580135101	30800		3021	SH	Sole		None	3021	0	0
Medco Health Solutions 		COM		58405U102	37407		2630	SH	Sole		None	2630	0	0
Medtronic, Inc. 		COM		585055106	250		10	SH	Sole		None	10	0	0
Merck & Co			COM		58933Y105	1000		38	SH	Sole		None	38	0	0
MetLife Inc			COM		59156R108	400		15	SH	Sole		None	15	0	0
Mettler-Toledo Intl Inc		COM		592688105	500		92	SH	Sole		None	92	0	0
Microsoft Corp			COM		594918104	113590		3664	SH	Sole		None	3664	0	0
Mindray Medical Intl 		SP ADR		602675100	555		18	SH	Sole		None	18	0	0
NV Energy			COM		67073Y106	25130		405	SH	Sole		None	405	0	0
NVR, Inc.			COM		62944T105	305		222	SH	Sole		None	222	0	0
New Oriental Ed & Tech Grp	SP ADR		647581107	43100		1184	SH	Sole		None	1184	0	0
NextEra Energy, Inc.		COM		65339F101	300		18	SH	Sole		None	18	0	0
Openwave Systems, Inc.		COM new		683718308	200		0	SH	Sole		None	0	0	0
Oracle Corporation		COM		68389X105	35831		1045	SH	Sole		None	1045	0	0
Paccar Inc			COM		693718108	784		37	SH	Sole		None	37	0	0
Pall Corp			COM		696429307	42525		2536	SH	Sole		None	2536	0	0
Patterson Cos. Inc.		COM		703395103	130140		4347	SH	Sole		None	4347	0	0
Penn West Petroleum 		COM		707887105	24250		475	SH	Sole		None	475	0	0
Pentair Inc			COM		709631105	89935		4282	SH	Sole		None	4282	0	0
Petroleo Brasileiro 		Spons ADR	71654V408	431		11	SH	Sole		None	11	0	0
Pfizer Inc			COM		717081103	22500		510	SH	Sole		None	510	0	0
Plains All Amer Pipel		UtLTD Ptn	726503105	27735		2176	SH	Sole		None	2176	0	0
Plains Explor&Prod Co 		COM		726505100	650		28	SH	Sole		None	28	0	0
Plum Creek Timber Co 		COM		729251108	112675		4683	SH	Sole		None	4683	0	0
Praxair Inc			COM		74005P104	18791		2154	SH	Sole		None	2154	0	0
Prudential Financial		COM		744320102	5455		346	SH	Sole		None	346	0	0
Qualcomm			COM		747525103	68207		4642	SH	Sole		None	4642	0	0
Quest Diagnostics, Inc.		COM		74834L100	600		37	SH	Sole		None	37	0	0
RPM International, Inc.		COM		749685103	188890		4947	SH	Sole		None	4947	0	0
Regions Financial Corp		COM		7591EP100	418590		2759	SH	Sole		None	2759	0	0
Roper Industries, Inc.		COM		776696106	1035		103	SH	Sole		None	103	0	0
Royal Dutch Shell PLC 		Spons ADR A	780259206	7236		507	SH	Sole		None	507	0	0
Royal Dutch Shell PLC 		Spons ADR B	780259107	258		18	SH	Sole		None	18	0	0
SPX Corporation			COM		784635104	70260		5447	SH	Sole		None	5447	0	0
Schlumberger N.V.		COM		806857108	19945		1395	SH	Sole		None	1395	0	0
Seadrill Ltd.			SHS		G7945E105	8325		312	SH	Sole		None	312	0	0
Senior Hsg Pptys Tr		SH Ben Int	81721M109	195875		4319	SH	Sole		None	4319	0	0
Simpson Manufacturing 		COM		829073105	122285		3944	SH	Sole		None	3944	0	0
Solar Capital Ltd		COM		83413U100	115698		2553	SH	Sole		None	2553	0	0
Starwood Property Trust		COM		85571B105	161625		3397	SH	Sole		None	3397	0	0
Stryker Corp.			COM		863667101	250		14	SH	Sole		None	14	0	0
Supervalu Inc.			COM		868536103	11140		64	SH	Sole		None	64	0	0
TE Connectivity Ltd.		Reg Shrs	H84989104	28750		1057	SH	Sole		None	1057	0	0
Teck Cominco Ltd.		CL B		878742204	800		29	SH	Sole		None	29	0	0
Teekay Offshore Ptners		Ptnr Int	Y8565J101	43539		1259	SH	Sole		None	1259	0	0
Tenaris S.A. 			Spons ADR	88031M109	50200		1919	SH	Sole		None	1919	0	0
Tennant Company			COM		880345103	375		17	SH	Sole		None	17	0	0
First of Long Island 		COM		320734106	500		13	SH	Sole		None	13	0	0
The J. M. Smucker Co		COM		832696405	455		37	SH	Sole		None	37	0	0
The Travelers Cos.		COM		89417E109	6387		378	SH	Sole		None	378	0	0
The Walt Disney Co		COM		254687106	515		23	SH	Sole		None	23	0	0
Thermo Fisher Scientific	COM		883556102	85896		4843	SH	Sole		None	4843	0	0
Titan International Inc		COM		88830M102	22190		525	SH	Sole		None	525	0	0
Tyson Foods, Inc.		CLA		902494103	24110		462	SH	Sole		None	462	0	0
U.S. Bancorp			COM		902973304	1100		35	SH	Sole		None	35	0	0
Unilever NV			NY SHS New	904784709	6876		234	SH	Sole		None	234	0	0
United Technologies 		COM		913017109	1338		111	SH	Sole		None	111	0	0
UnitedHealth Group		COM		91324P102	28150		1659	SH	Sole		None	1659	0	0
Urban Outfitters, Inc.		COM		917047102	132415		3855	SH	Sole		None	3855	0	0
Valeant Pharmaceuticals		COM		91911K102	4580		246	SH	Sole		None	246	0	0
Vmware, Inc.			CLA A COM	928563402	260		29	SH	Sole		None	29	0	0
WPP PLC 			ADR		92933H101	14750		1008	SH	Sole		None	1008	0	0
WPX Energy, Inc.		COM		98212B103	195754		3526	SH	Sole		None	3526	0	0
Wal-Mart Stores Inc		COM		931142103	33369		2042	SH	Sole		None	2042	0	0
Wells Fargo Company		COM		949746101	71000		2424	SH	Sole		None	2424	0	0
Western Gas Partners 		ComUnLPIn	958254104	30961		1429	SH	Sole		None	1429	0	0
Western Union Co.		COM		959802109	195405		3439	SH	Sole		None	3439	0	0
Whiting Petroleum Corp		COM		966387102	31680		1720	SH	Sole		None	1720	0	0
Williams Companies, Inc		COM		969457100	213475		6577	SH	Sole		None	6577	0	0
Windstream Corp			COM		97381W104	319		4	SH	Sole		None	4	0	0
Xylem Inc.			COM		98419M100	95377		2647	SH	Sole		None	2647	0	0
Yamana Gold Inc.		COM		98462Y100	103850		1622	SH	Sole		None	1622	0	0
Yum! Brands Inc.		COM		988498101	17670		1258	SH	Sole		None	1258	0	0
Asia Pacific Fund		COM		044901106	2050		22	SH	Sole		None	22	0	0
Asia Tigers Fd Inc		COM		04516T105	38		1	SH	Sole		None	1	0	0
Calamos Strat Tot RetFd		CMSH Bn Int	128125101	88430		884	SH	Sole		None	884	0	0
Clough Glob Alloc Fd		COM Shs Ben	18913Y103	700		10	SH	Sole		None	10	0	0
Clough Glob Opp Fund		Sh Ben Int	18914E106	53000		624	SH	Sole		None	624	0	0
StaplesSelectSectorSPDR		SBI Cons Stpl	81369Y308	6500		222	SH	Sole		None	222	0	0
H&Q Healthcare Fd		SH Ben Int	404052102	6550		108	SH	Sole		None	108	0	0
H&Q Life Sciences Invs		SH Ben Int	404053100	574		8	SH	Sole		None	8	0	0
KayneAnderson EnTotRet		COM		48660P104	103345		2840	SH	Sole		None	2840	0	0
Korea Equity Fd Inc		COM		50063B104	19960		194	SH	Sole		None	194	0	0
Market Vectors ETF 		GoldMin ETF	57060U100	60214		2983	SH	Sole		None	2983	0	0
NuveenMultStratIncGroFd2	COM Shs		67073D102	119400		1072	SH	Sole		None	1072	0	0
NuveenMultStratIncGro		COM		67073B106	35100		312	SH	Sole		None	312	0	0
PowerShares Glb ETF 		AGG PfdPtf	73936T565	5900		85	SH	Sole		None	85	0	0
SPDR S&P500 ETF TR		TR Unit		78462F103	200		28	SH	Sole		None	28	0	0
Singapore Fund Inc		COM		82929L109	3800		49	SH	Sole		None	49	0	0
Taiwan Fd Inc 			COM		874036106	3350		56	SH	Sole		None	56	0	0
Thai Fund, Inc.			COM		882904105	2950		47	SH	Sole		None	47	0	0
The Global X Funds		ChinaCons	37950E408	2900		43	SH	Sole		None	43	0	0
Vanguard World Funds		Cons Stp ETF	92204A207	5730		494	SH	Sole		None	494	0	0
Vanguard Intl Eq Indx		MSCIEmMkt	922042858	23460		1020	SH	Sole		None	1020	0	0
WisdomTree Trust		Emer Mkt ETF	97717W315	7455		429	SH	Sole		None	429	0	0
IShares TR			DJ Sel Div Inx	464287168	7200		403	SH	Sole		None	403	0	0
IShares TR			DJHealthCare	464288828	1590		106	SH	Sole		None	106	0	0
IShares TR			DJ O&G Exp	464288851	630		41	SH	Sole		None	41	0	0
IShares Inc.			MSCI S Korea 	464286772	7500		447	SH	Sole		None	447	0	0
IShares TR			MSCI Taiwan 	464286731	23700		318	SH	Sole		None	318	0	0
AdventClaymore CvSecInc 	COM		00764C109	46585		760	SH	Sole		None	760	0	0
AllianceBernsteinFund		COM		01881E101	264050		2163	SH	Sole		None	2163	0	0
BlackRock Debt Strat Fd		COM		09255R103	1198		5	SH	Sole		None	5	0	0
Blackrock CredAllInc Tr		COM		092508100	6500		85	SH	Sole		None	85	0	0
Blackrock Income Tr Inc		COM		09247F100	3300		24	SH	Sole		None	24	0	0
Calamos GlbDynInc Fund		COM		12811L107	51745		455	SH	Sole		None	455	0	0
CurrencyShares Austr Dl		AUST DOLL	23129U101	85		9	SH	Sole		None	9	0	0
Eaton Vance Fltg-Rate 		COM		278279104	10820		176	SH	Sole		None	176	0	0
Eaton Vance Ltd Dur Inc Fd	COM		27828H105	42830		687	SH	Sole		None	687	0	0
Eaton Vance Sr Flt-Rt 		COM		27828Q105	63450		967	SH	Sole		None	967	0	0
Eaton Vance Sr Inc Tr		SH Ben Int	27826S103	41800		301	SH	Sole		None	301	0	0
Flaherty & Crumr/Clymr		COM		338478100	1500		27	SH	Sole		None	27	0	0
MFS Charter Income Tr		SH Ben Int	552727109	22050		211	SH	Sole		None	211	0	0
MFS Intermediate Inc 		SH Ben Int	55273C107	141200		901	SH	Sole		None	901	0	0
MorganStanley EmMktsDbt		COM		617477104	38305		622	SH	Sole		None	622	0	0
Nuveen Fltg Rt Inc Fund		COM		67072T108	90610		1080	SH	Sole		None	1080	0	0
Nuveen FltgRtIncOppty Fd	COM Shs		6706EN100	7500		90	SH	Sole		None	90	0	0
Nuveen MultCurrSTGovInc		COM		67090N109	25050		331	SH	Sole		None	331	0	0
Pimco ETF TR			InvGrCorpBd	72201R817	459		48	SH	Sole		None	48	0	0
PowerShares Glob ETF TR		SovDebt		73936T573	14800		415	SH	Sole		None	415	0	0
SPDR Series Trust		DB IntGvt ETF	78464A490	150		9	SH	Sole		None	9	0	0
Vanguard BdIndexFd		ST Bond		921937827	5450		441	SH	Sole		None	441	0	0
Vanguard Scottsdale Fds		ST Corp		92206C409	12505		988	SH	Sole		None	988	0	0
WisdomTree Trust		Em Lcl DbtFd	97717X842	175		9	SH	Sole		None	9	0	0
WisdomTree Trust		As Lcl Dbt Fd	97717X867	6125		318	SH	Sole		None	318	0	0
iShares TR			Barc 1-3yr Cr	464288646	9555		1004	SH	Sole		None	1004	0	0
IShares TR			Intl Infl Lkd	46429B770	150		7	SH	Sole		None	7	0	0
iShares TR			JP Morg USD	464288281	3450		389	SH	Sole		None	389	0	0